Related party transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related party transactions
Management compensation

	Year Ended December 31,
	2018	2017	2016
	(€ in thousands)
Fixed compensation	781	778	644
Compensation arisen from stock option plan	360	231	--
Total	1,141	1,009	644

Other Related Parties

Name	Nature of relationship	Duration of relationship
Franz Industriebeteiligungen AG, Augsburg	Lessor	10/01/2003-Current
Schlosserei und Metallbau Ederer, Dießen	Supplier	05/01/1999-Current
Andreas Schmid Logistik AG	Supplier	05/01/2017-Current
Suzhou Meimai Fast Manufacturing Technology Co., Ltd	Customer	04/11/2016-Current
Simon Franz	Employee	04/11/2017-Current
DSCS Digital Supply Chain Solutions GmbH	Customer	05/11/2017-Current